Related party transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related party transactions
Schedule of related party balances

	March 31,	December 31,
	2020	2019
Shareholder loan	$1,038	$2,076
Due to related parties (Note 8)	203,895	275,512
	$204,933	$277,588

Schedule of key management personnel compensation

	Three months ended
	March 31, 2020	March 31, 2019
Consulting fees	$62,502	$118,398
Salary	300,868	144,000
Directors fees	140,830	82,549
Stock-based compensation	2,459,766	1,647,520
	$2,963,966	$1,992,467